Derivative Instruments (Details 1) (Series E warrants derivative [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Series E warrants derivative [Member]
Fair value of Company's common stock	$ 18.36	$ 0.68755
Fair Value Assumptions, Expected Volatility Rate	80.00%	112.00%
Fair Value Assumptions, Exercise Price		$ 500
Fair Value Assumptions, Expected Term	15 days	2 years 9 months
Fair Value Assumptions, Risk Free Interest Rate	0.11%	0.0266%